SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12 - SUBSEQUENT EVENTS

A.	On January 16, 2013, the Company granted 216,000 shares of Common Stock of the Company to two consultants, for services rendered through December 31, 2012. Related compensation in the amount of $54 was recorded as research and development expense.

B.	On January 24, 2013 the Company granted its Chief Executive Officer an option to purchase 4,000,000 shares of Common Stock at an exercise price of $0.29 per share. The option will vest 33% of the shares subject thereto on the first anniversary of the date of grant and the remainder shall vest over 36 consecutive months.

The Company also granted its Chief Executive Officer an additional option to purchase 2,000,000 shares of Common Stock, subject to certain conditions precedent occur prior to January 24 2014, at an exercise price of $0.29. Such option to vest as to 33.33% of the number of shares after one year, and the remainder of the shares become exercisable in 36 consecutive, equal monthly installments thereafter.

C.	On January 25, 2013 the European Medicine Agency (EMA) Committee for Advanced Therapies (CAT) classified Brainstorm’s MSC-NTF cells (NurOwn) as an Advanced Therapy Medicinal Product (ATMP).

D.	On February 4, 2013, the Company issued 126,111 shares of Common Stock to an investor, according to a settlement agreement, for the amendment of the conversion rate of a $200 convertible loan. The convertible loan was granted in 2007 and converted in 2010.

E.	On February 7, 2013, the Company issued 833,334 shares of Common Stock to a private investor, at a price of $0.30 per share, and a warrant to purchase 833,334 shares of Common Stock of the Company at an exercise price of $0.50 per share exercisable for 32 months for total proceeds of $250.

F.	On February 19, 2013, Brainstorm Ltd established a wholly-owned subsidiary, Brainstorm Cell Therapeutics UK Ltd. (“Brainstorm UK”). Brainstorm UK will act on behalf of the parent Company in the EU.

G.	On February 21, 2013, Brainstorm UK filed a request for Orphan Medicinal Product Designation by the European Medicine Agency (EMA) for its Autologous Bone Marrow derived Mesenchyme Stromal cells Secreting Neurotropic factors (MSC-NTF, NurOwn).